Segments and Geographic Information Segment and Geographic Information (Adjusted Pre-Tax Contributions & Reconcilliation of Income Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation To Income From Continuing Operations Before Taxes
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES					$ (169)	$ (1,064)	$ 488
Net equity in losses of affiliates					(71)	(24)	(123)
Impairment losses					(1,658)	(1,153)	(928)
Gain (Loss) on Contract Termination					0	(256)	(182)
Net income (loss)	$ (1,330)	$ 485	$ (77)	$ (29)	(505)	(951)	152
Income Tax Expense (Benefit)					265	(133)	216
Interest Expense					1,117	911	1,038
Investment Income, Interest					(389)	(298)	(268)
Depreciation and amortization					1,053	1,056	1,068
EBITDA					1,541	585	2,206
Adjustment for noncontrolling interests and redeemable stock of subsidiaries					(704)	(47)	(798)
Less: Income taxes expense (benefit), interest expense (income) and depreciation and amortization from equity affiliates					126	123	153
Interest income recognized under service concession arrangements					77	82	87
Unrealized derivative and equity securities losses (gains)					131	(4)	12
Unrealized foreign currency losses (gains)					42	14	(9)
Disposition/ acquisition losses					40	863	112
Loss on extinguishment of debt					20	71	184
Total Adjusted EBITDA					2,931	2,580	2,690
Operating Segments | Corporate Other And Other Eliminations [Member]
Reconciliation To Income From Continuing Operations Before Taxes
Net equity in losses of affiliates					0	0	0
Interest Expense					159	71	159
Investment Income, Interest					$ (4)	$ (2)	$ (2)